T. Rowe Price Mid-Cap Value Fund, Inc.
T. ROWE PRICE<br/><br/>Mid-Cap Value Fund<br/><br/>Investor Class<br/><br/>I Class<br/><br/>Advisor Class<br/><br/>R Class<br/><br/>SUMMARY
Investment Objective
The fund seeks to provide long-term capital appreciation by investing primarily in mid-sized companies that appear to be undervalued.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may also incur brokerage commissions and other charges when buying or selling shares of the fund, which are not reflected in the table.
Fees and Expenses of the Fund<br/><br/>Shareholder fees (fees paid directly from your investment)
Shareholder Fees - T. Rowe Price Mid-Cap Value Fund, Inc. - USD ($)	Investor Class		I Class	Advisor Class	R Class
Maximum account fee	$ 20	[1]
[1]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.

Annual fund operating expenses<br/>(expenses that you pay each year as a<br/>percentage of the value of your investment)
Annual Fund Operating Expenses - T. Rowe Price Mid-Cap Value Fund, Inc.	Investor Class	I Class	Advisor Class	R Class
Management fees	0.64%	0.64%	0.64%	0.64%
Distribution and service (12b-1) fees			0.25%	0.50%
Other expenses	0.14%	0.01%	0.16%	0.16%
Total annual fund operating expenses	0.78%	0.65%	1.05%	1.30%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - T. Rowe Price Mid-Cap Value Fund, Inc. - USD ($)	1 year	3 years	5 years	10 years
Investor Class	80	249	433	966
I Class	66	208	362	810
Advisor Class	107	334	579	1,283
R Class	132	412	713	1,568

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 33.9% of the average value of its portfolio.
Investments, Risks, and Performance<br/><br/>Principal Investment Strategies
The fund will normally invest at least 80% of its net assets (including any borrowings for investment purposes) in companies whose market capitalization (number of shares outstanding multiplied by share price), at the time of purchase, falls within the range of the companies in either the S&P MidCap 400 Index or the Russell Midcap Value Index. As of December 31, 2018, the market capitalization ranges for the S&P MidCap 400 Index and the Russell Midcap Value Index were approximately $1.1 billion to $22.7 billion, and $472.5 million to $35.1 billion, respectively. The market capitalization of the companies in the fund’s portfolio and the S&P and Russell indices changes over time; the fund will not automatically sell or cease to purchase stock of a company it already owns just because the company’s market capitalization grows or falls outside these ranges. We follow a value approach in selecting investments for the fund. Our in-house research team seeks to identify companies whose stock prices do not appear to reflect their underlying values.

In selecting investments, we generally favor companies with one or more of the following:
  demonstrated or potentially attractive margins, profits, and/or cash flow;
  sound balance sheet;
  experienced and capable management;
  management/employee stock ownership; or
  low stock price relative to earnings, cash flow, sales, net assets, book value, or private market value.
In pursuing its investment objective, the fund has the discretion to deviate from its normal investment criteria. These situations might arise when the adviser believes a security could increase in value for a variety of reasons, including an extraordinary corporate event, a new product introduction or innovation, a favorable competitive development, or a change in management.

While most assets will typically be invested in U.S. common stocks, the fund may invest in foreign stocks in keeping with the fund’s objective.

The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.
Principal Risks
As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows:

Active management risks The investment adviser’s judgments about the attractiveness, value, or potential appreciation of the fund’s investments may prove to be incorrect. The fund could underperform other funds with a similar benchmark or similar objectives and investment strategies if the fund’s overall investment selections or strategies fail to produce the intended results.

Risks of U.S. stock investing Common stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling prices. The value of a stock in which the fund invests may decline due to general weakness in the U.S. stock market, such as when the U.S. financial markets decline, or because of factors that affect a particular company or industry.

Mid-cap stock risks Investing primarily in issuers within the same market capitalization category carries the risk that the category may be out of favor due to current market conditions or investor sentiment. Because the fund invests primarily in securities issued by mid-cap companies, it is likely to be more volatile than a fund that focuses on securities issued by large companies. Medium-sized companies may have less seasoned management, narrower product lines, and less capital reserves and liquidity than larger companies, and are therefore more sensitive to economic, market, and industry changes.

Investment style risks Different investment styles tend to shift in and out of favor depending on market conditions and investor sentiment. The fund’s value approach to investing could cause it to underperform other stock funds that employ a different investment style. The intrinsic value of a stock with value characteristics may not be fully recognized by the market for a long time or a stock judged to be undervalued may actually be appropriately priced at a low level.

Foreign investing risks The fund’s investments in foreign holdings may be adversely affected by local, political, social, and economic conditions overseas, greater volatility, reduced liquidity, or decreases in foreign currency values relative to the U.S. dollar. These risks are heightened for the fund’s investments in emerging markets, which are more susceptible to governmental interference, less efficient trading markets, and the imposition of local taxes or restrictions on gaining access to the fund’s investments.
Performance
The following performance information provides some indication of the risks of investing in the fund. The fund’s performance information represents only past performance (before and after taxes) and is not necessarily an indication of future results.

The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund’s Investor Class. Returns for other share classes vary since they have different expenses.
MID-CAP VALUE FUND<br/>Calendar Year Returns

	Quarter Ended	Total Return		Quarter Ended	Total Return
Best Quarter	6/30/09	23.33%	Worst Quarter	9/30/11	-17.42%

The following table shows the average annual total returns for each class of the fund that has been in operation for at least one full calendar year, and also compares the returns with the returns of a relevant broad-based market index, as well as with the returns of one or more comparative indexes that have investment characteristics similar to those of the fund, if applicable.

In addition, the table shows hypothetical after-tax returns to demonstrate how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or an IRA. After-tax returns are shown only for the Investor Class and will differ for other share classes.
Average Annual Total Returns<br/><br/>Periods ended <br/> December 31, 2018
Average Annual Total Returns - T. Rowe Price Mid-Cap Value Fund, Inc.	1 Year	5 Years	10 Years	Since inception		Inception date
Investor Class	(10.61%)	5.80%	12.99%			Jun. 28, 1996
Investor Class | Returns after taxes on distributions	(12.80%)	3.37%	11.32%			Jun. 28, 1996
Investor Class | Returns after taxes on distributions and sale of fund shares	(4.56%)	4.33%	10.74%			Jun. 28, 1996
I Class	(10.48%)			6.61%		Aug. 28, 2015
Advisor Class	(10.86%)	5.53%	12.71%			Sep. 30, 2002
R Class	(11.08%)	5.26%	12.42%			Sep. 30, 2002
Russell Midcap Value Index (reflects no deduction for fees, expenses, or taxes)	(12.29%)	5.44%	13.03%	5.15%	[1]	Aug. 28, 2015
S&P MidCap 400 Index (reflects no deduction for fees, expenses, or taxes)	(11.08%)	6.03%	13.68%	6.42%	[1]	Aug. 28, 2015
Lipper Mid-Cap Value Funds Index	(14.88%)	3.21%	11.86%	3.11%	[1]	Aug. 28, 2015
[1]	Return since 8/28/15.

Updated performance information is available through troweprice.com.